Consolidated Statement of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statement of Comprehensive Income [Line Items]
Net income (loss) recognized in the income statement	€ 341	€ (735)	€ (1,356)
Items that will not be reclassified to profit or loss [Abstract]
Remeasurement gains (losses) related to defined benefit plans, before tax	(216)	(69)	(861)
Net fair value gains (losses) attributable to credit risk related to financial liabilities designated as at fair value through profit or loss, before tax	52
Total of income tax related to items that will not be reclassified to profit or loss	10	(23)	344
Financial assets available for sale [Abstract]
Unrealized net gains (losses) arising during the period, before tax		197	(2)
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax		523	571
Financial assets mandatory at fair value through other comprehensive income [Abstract]
Unrealized net gains (losses) arising during the period, before tax	(245)
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	317
Derivatives hedging variability of cash flows [Abstract]
Unrealized net gains (losses) arising during the period, before tax	(3)	(34)	62
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	0	(137)	(2)
Assets classified as held for sale [Abstract]
Unrealized net gains (losses) arising during the period, before tax	2	(162)	529
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	(2)	162	(1,191)
Foreign currency translation [Abstract]
Unrealized net gains (losses) arising during the period, before tax	457	(2,699)	203
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	0	20	(2)
Equity Method Investments [Abstract]
Net gains (losses) arising during the period	(10)	(36)	11
Total of income tax related to items that are or may be reclassified to profit or loss	228	146	117
Other comprehensive income (loss), net of tax	(43)	(3,157)	(1,364)
Total comprehensive income (loss), net of tax	298	(3,892)	(2,721)
Attributable to [Abstract]
Noncontrolling interests	116	(20)	52
Deutsche Bank shareholders and additional equity components	€ 182	€ (3,872)	€ (2,773)